Filed pursuant to Rule 497(e)
under the Securities Act of 1933, as amended
File Registration No.: 33-65632

SCHRODER SERIES TRUST

Supplement dated February 11, 2014 to
the Prospectus and Statement of Additional Information dated June 25, 2013 for the
Schroder Emerging Markets Multi-Sector Bond Fund (the “Fund”)

The following supplements the Fund’s Prospectus (the “Prospectus”) and Statement of Additional Information (“SAI”) to reflect the resignation of Christopher Tackney, a Portfolio Manager for the Fund.

The Prospectus and SAI are hereby revised to remove all references to Christopher Tackney.

PRO-SUP-2-2014